Investments - PrairieSky (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
(Gain) loss from investment	$ (196)	$ (141)	$ 171
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
(Gain) loss from investment	(182)	(81)	117
Dividend income	(14)	(7)	(9)
(Gain) loss from investment	$ (196)	$ (88)	$ 108